Exceptional items (Tables)	6 Months Ended
Jun. 30, 2026
Analysis of income and expense [abstract]
Schedule of Exceptional Items

	For the three months ended June 30,		For the six months ended June 30,
	2026	2025	2026	2025
	€m	€m	€m	€m
Business transformation program (1)	2.3	10.2	6.1	21.2
Organizational streamlining program (2)	8.8	1.7	14.4	7.8
Supply chain network optimization (3)	1.8	1.9	2.1	1.9
Settlement of legacy matters	0.1	1.1	0.3	1.1
Total exceptional items	13.0	14.9	22.9	32.0